VARIABLE INTEREST ENTITIES (DETAILS)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Aggregated amount of Variable Interest Entity CNY	Dec. 31, 2011 Aggregated amount of Variable Interest Entity CNY	Dec. 31, 2012 USD USD ($)	Dec. 31, 2012 USD Aggregated amount of Variable Interest Entity USD ($)	Dec. 31, 2011 USD Aggregated amount of Variable Interest Entity USD ($)
Assets and liabilities of VIEs
Total assets of the consolidated VIEs	65,200,000
Total liabilities of the consolidated VIEs	600,000
Net revenue	748,133,000	604,559,000	530,829,000	4,300,000	700,000	120,084,000
Net income (loss)	(50,084,000)	(340,410,000)	(163,700,000)	800,000	(1,900,000)	(8,038,000)
Net cash provided by (used in) operating activities				(24,636,000)	44,149,000
Net cash provided by (used in) investing activities				3,657,000	(12,258,000)
Net cash provided by (used in) financing activities				38,000,000	500,000
Net (decrease) increase in cash and cash equivalents				17,021,000	32,391,000
Investments		1,890,000		38,000,000
Price of shares of the acquired company				1.0
Aggregate amount of loans for shareholders				80,500,000			12,900,000
Statutory reserves				80,500,000	42,500,000		$ 12,900,000	$ 6,800,000